Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$71,221,747.99	0.4364078	$57,646,634.28	0.3532269	$13,575,113.70
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$143,251,747.99	0.0962565	$129,676,634.28	0.0871348	$13,575,113.70

Weighted Avg. Coupon (WAC)	4.20%		4.21%
Weighted Avg. Remaining Maturity (WARM)	20.82		20.00
Pool Receivables Balance	$175,219,285.39		$161,505,012.94
Remaining Number of Receivables	27,154		25,826

Adjusted Pool Balance	$173,905,492.34		$160,330,378.64

III. COLLECTIONS

Principal:
Principal Collections	$13,390,743.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$201,745.87
Total Principal Collections	$13,592,489.66

Interest:
Interest Collections	$612,906.49
Late Fees & Other Charges	$43,077.55
Interest on Repurchase Principal	$-
Total Interest Collections	$655,984.04

Collection Account Interest	$3,197.87
Reserve Account Interest	$931.09
Servicer Advances	$-

Total Collections	$14,252,602.66

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$14,252,602.66
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,252,602.66

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$146,016.07	$-	$146,016.07	$146,016.07
Collection Account Interest					$3,197.87
Late Fees & Other Charges					$43,077.55
Total due to Servicer					$192,291.49

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$44,513.59		$44,513.59

Total Class A interest:		$44,513.59		$44,513.59	$44,513.59

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$13,939,961.33

7. Regular Principal Distribution Amount:					$13,575,113.70

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$13,575,113.70
Class A Notes Total:	$13,575,113.70	$13,575,113.70
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$13,575,113.70	$13,575,113.70

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			364,847.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,313,793.05
Beginning Period Amount	$1,313,793.05
Current Period Amortization	$139,158.75
Ending Period Required Amount	$1,174,634.30
Ending Period Amount	$1,174,634.30
Next Distribution Date Amount	$1,045,206.45

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	17.63%	19.12%	19.12%

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.72%	25,237	96.86%	$156,427,567.63
30 - 60 Days	1.85%	478	2.52%	$4,076,502.95
61 - 90 Days	0.38%	99	0.55%	$893,298.54
91-120 Days	0.05%	12	0.07%	$107,643.82
121 + Days	0.00%	0	0.00%	$-
Total		25,826		$161,505,012.94

Delinquent Receivables 30+ Days Past Due
Current Period	2.28%	589	3.14%	$5,077,445.31
1st Preceding Collection Period	2.09%	568	2.94%	$5,146,164.09
2nd Preceding Collection Period	2.06%	579	2.88%	$5,466,355.39
3rd Preceding Collection Period	1.95%	566	2.72%	$5,555,169.66
Four-Month Average	2.09%		2.92%

Repossession in Current Period		17		$138,847.34
Repossession Inventory		42		$59,713.84

Current Charge-Offs
Gross Principal of Charge-Offs				$323,528.66
Recoveries				$(201,745.87)
Net Loss				$121,782.79

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.83%

Average Pool Balance for Current Period				$168,362,149.17

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.87%
1st Preceding Collection Period				0.75%
2nd Preceding Collection Period				-0.49%
3rd Preceding Collection Period				-0.01%
Four-Month Average				0.28%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	35	2,446	$35,086,849.77
Recoveries	31	2,250	$(22,596,205.70)
Net Loss			$12,490,644.07
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	32	2,012	$12,641,526.13
Average Net Loss for Receivables that have experienced a Net Loss			$6,283.06

Principal Balance of Extensions			$870,177.36
Number of Extensions			94

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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